Other assets	12 Months Ended
Dec. 31, 2021
Other assets abstract
Other assets

12. Other assets

Other assets comprise the following at December 31:

	2021			2020
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Guarantees and deposits given	18,020	299	18,319	10,290	253	10,543
Prepayments and accrued income	27	3,213	3,240	—	10,656	10,656
Other assets	687	4,896	5,583	1,614	9,805	11,419
Total	18,734	8,408	27,142	11,904	20,714	32,618

At December 31, 2021, the amount in Guarantees and deposits given increased due to a cash deposit made during the year with TAC (Tennessee Valley Authority) which supplies power to "Core Metals Group Holdings, LLC” and to letter of credits related to the insurance company in “Global Specialty Metals, Inc”.

At December 31, 2021, the figure in Prepayments and accrued income decreased due to prepayments recorded in “Grupo FerroAtántica S.A.U” as of December 31, 2020.